Expense Example, No Redemption (Vanguard REIT Index Fund Retail)	Vanguard REIT Index Fund Vanguard REIT Index Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard REIT Index Fund Vanguard REIT Index Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	27	12
3 YEAR	84	39
5 YEAR	146	68
10 YEAR	331	154